CASH FLOW STATEMENT - Cash (inflows)/outflows arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	$ 401	$ 770	$ 797
Borrowings of bank loans	(394)	(623)	(924)
Cash outflow from other	8	(24)	25
Dividends	321	269	279
Purchase of own shares	48	52	368
Proceeds from own Shares/issue of ordinary shares	(13)	(10)	(16)
Net cash used in financing activities	371	434	529
Debt
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	401	770	797
Borrowings of bank loans	(394)	(623)	(924)
Cash outflow from other	8	(24)	25
Net cash used in financing activities	15	123	(102)
Equity
Disclosure Of Cash Flow Statement [line items]
Dividends	321	269	279
Purchase of own shares	48	52	368
Proceeds from own Shares/issue of ordinary shares	(13)	(10)	(16)
Net cash used in financing activities	$ 356	$ 311	$ 631